Insurance Risk Management - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Single Life Insurance Contracts In Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit	$ 40
Single Life Insurance Contracts Outside Of Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit		$ 40
Survivorship Life Insurance Contracts In Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit	50
Survivorship Life Insurance Contracts Outside Of Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit		$ 50
Policyholder Behaviour Risk | Individual Life Insurance Contracts Where Fewer Terminations Are Financially Adverse
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	(270)		$ (270)
Increase (decrease) in equity due to change in corresponding risk variable	$ (270)		$ (270)
Reasonably possible increase (decrease) in risk variable, percent	(10.00%)	(10.00%)	(10.00%)
Policyholder Behaviour Risk | Individual Life Insurance Contracts Where More Terminations Are Financially Adverse
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (235)		$ (225)
Increase (decrease) in equity due to change in corresponding risk variable	$ (235)		$ (225)
Reasonably possible increase (decrease) in risk variable, percent	10.00%	10.00%	10.00%
Mortality Risk | Life Insurance Contracts Where Higher Mortality Is Financially Adverse
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (75)		$ (25)
Increase (decrease) in equity due to change in corresponding risk variable	$ (75)		$ (25)
Reasonably possible increase (decrease) in risk variable, percent	2.00%	2.00%	2.00%
Morbidity Risk | Life Insurance Contracts Where Morbidity Is Significant Assumption
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (265)		$ (255)
Increase (decrease) in equity due to change in corresponding risk variable	$ (265)		$ (255)
Reasonably possible increase (decrease) in risk variable, percent	5.00%	5.00%	5.00%
Longevity Risk | Life Insurance Annuities Contracts
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (120)		$ (150)
Increase (decrease) in equity due to change in corresponding risk variable	$ (120)		$ (150)
Reasonably possible increase (decrease) in risk variable, percent	(2.00%)	(2.00%)	(2.00%)
Expense Risk | Life Insurance Contracts
Disclosure of types of insurance contracts [line items]
Increase (decrease) in net income due to change in corresponding risk variable	$ (175)		$ (165)
Increase (decrease) in equity due to change in corresponding risk variable	$ (175)		$ (165)
Reasonably possible increase (decrease) in risk variable, percent	5.00%	5.00%	5.00%